Investment in joint venture - Statement of operations of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenues		$ 161,918
Production costs		(79,008)
Depreciation and depletion		(41,944)
Royalties		(8,096)
Exploration and evaluation expenditures		(2,333)
General and administrative expenses	$ (11,828)	(11,660)
Income from operations	(133,129)	19,719
Finance expense	(35,650)	(10,737)
Finance income	871	5,555
Net loss before taxes	(167,928)	(128,704)
Current income tax expense		(1,079)
Deferred income tax expense		(11,430)
Net loss after tax for the year	(167,928)	(141,213)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Revenues	340,969	283,873
Production costs	(199,234)	(158,047)
Depreciation and depletion	(95,418)	(76,273)
Royalties	(17,159)	(14,250)
Income from mine operations	29,158	35,303
Exploration and evaluation expenditures	(6,092)	(3,370)
General and administrative expenses	(6,549)	(8,808)
Income from operations	16,517	23,125
Impairment	(289,589)	0
Fair value adjustment associated with JV Transaction	0	(126,897)
Finance expense	(8,905)	(11,088)
Finance income	283	252
Foreign exchange gain	1,171	1,181
Net loss before taxes	(280,523)	(113,427)
Current income tax expense	0	(19)
Deferred income tax expense	0	(11,430)
Net loss after tax for the year	(280,523)	(124,876)
Company's share of net loss of the JV for the year	$ (126,264)	$ (1,050)